Segment and revenue analysis	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment and Revenue Analysis

Note 16 – Segment and revenue analysis

The Company operates in a single operating segment that includes the selling of bitcoin mining machines and related accessories, telecommunication products and providing management and maintenance services.

The following table summarizes the revenue generated from different revenue streams:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2021	2020	2019
Revenue
Product sale - Bitcoin mining machines and related accessories	$39,756,156	$7,951,296	$89,919,400
Product sale - Telecommunication	8,566,866	1,725,982	3,336,413
Service - Management and maintenance	3,127,225	9,327,023	15,804,253
	$51,450,247	$19,004,301	$109,060,066

The following table summarizes the revenues generated from different geographic region:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2021	2020	2019
Geographic region
Revenue
Mainland China	$51,432,545	$18,962,130	$95,373,150
United States of America	-	9,338	1,407,546
Hong Kong	-	-	1,673,300
Other foreign countries	17,702	32,833	10,606,070
	$51,450,247	$19,004,301	$109,060,066

As most of the Company’s long-lived assets are located in the PRC, no geographic information on the long-lived assets is presented.